Benefit Plans, Estimated Future Benefit Payments and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions used to determine net periodic pension expense [Abstract]
Rabbi Trust	$ 5,600	$ 5,600
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2017	1,776
2018	1,802
2019	1,828
2020	1,862
2021	1,912
2022 - 2026	$ 9,442
Assumptions used to determine benefit obligation [Abstract]
Discount rate	4.41%	4.55%	4.03%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.55%	4.03%	5.08%
Expected long-term rate of return on assets	6.50%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 30,900
Service cost	61	$ 60	$ 58
Interest cost	1,371	1,329	$ 1,374
Net actuarial gain	191	(2,486)
Accumulated benefit obligation at end of year	30,700	$ 30,900
Post-Retirement Benefits Plan [Member]
Estimated future benefit payments [Abstract]
2017	87
2018	98
2019	112
2020	117
2021	146
2022 - 2026	$ 965
Assumptions used to determine benefit obligation [Abstract]
Discount rate	4.41%	4.55%	4.03%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.55%	4.03%	5.08%
Expected long-term rate of return on assets	3.75%	3.75%	3.75%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 5,434	$ 6,455
Service cost	116	165	$ 100
Interest cost	221	268	217
Plan amendments	0	0
Benefits paid	(70)	(85)
Net actuarial gain	(581)	(1,369)
Accumulated benefit obligation at end of year	5,120	5,434	6,455
Supplementary Pension Plan [Member]
Assumptions used to determine net periodic pension expense [Abstract]
Plan expense	1,000	1,000	$ 1,500
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	5,600
Accumulated benefit obligation at end of year	$ 5,600	$ 5,600